14. INCOME TAX: Schedule of components of deferred income tax assets (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets
Non-capital loss carryforwards	$ 4,357,000	$ 2,476,000
Allowable capital losses	45,000	45,000
Share issue costs	15,000	11,000
Deferred tax assets	4,417,000	2,532,000
Valuation allowance	(4,417,000)	(2,532,000)
Net deferred income tax assets	$ 0	$ 0